Note 6 - Segment Information (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Three months ended September 30,		Year Ended September 30,
	2021	2020	2021	2020
Revenue:
United States	$3,496	$2,354	$8,978	$6,783
Canada	1,033	1,134	2,808	2,577
Other countries	36	53	94	71
Total revenue	$4,565	$3,541	$11,880	$9,431